Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD CAD in Millions	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	CAD 20,478	CAD 20,246
Long-term debt	21,257	21,219
Less: Deferred financing costs and debt discounts	(145)	(151)
Less: Current installments of long-term debt	(1,186)	(251)
Long-term debt less current portion and deferred financing costs and debt discounts	19,926	20,817
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	(104)	(61)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	CAD 779	CAD 973